Debt - Schedule of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total Debt	$ 866,046	$ 865,067
Less Short-term Debt and Current Portion of Long-term Debt	67,812	67,054
Total Long-term Debt, Net of Current Portion	798,234	798,013
7.125% Senior Secured Notes, due April 2017 | Secured Debt
Debt Instrument [Line Items]
Total Debt	300,000	300,000
10.5% Senior Notes, due October 2017 | Senior Notes
Debt Instrument [Line Items]
Total Debt	294,724	294,503
10.25% Senior Notes, due April 2019 | Senior Notes
Debt Instrument [Line Items]
Total Debt	200,000	200,000
3.375% Convertible Senior Notes, due June 2038 | Convertible Debt
Debt Instrument [Line Items]
Total Debt	67,812	67,054
7.375% Senior Notes, due April 2018 | Senior Notes
Debt Instrument [Line Items]
Total Debt	$ 3,510	$ 3,510